Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 122	$ 96
Lease Future Cash Outflow which has not yet commenced	106	134
Expenses related to short-term leases	$ 3	$ 6
Operating lease income	0	$ 20
Technology-based intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 23